Investments in Affiliates (Details) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 01, 2013
Schedule of Equity Method Investments [Line Items]
Equity in net income of non-consolidated affiliates										$ 2	$ 202	$ 221
Undistributed income of non-consolidated affiliates included in retained earnings	$ 8				$ 18					8	18
Investments in non-consolidated affiliates	99				165					99	165
Investments in equity method investees	56				126					56	126
Cost Method Investments	43				39					43	39
Net sales											8,953	6,473
Gross margin											1,200	912
Net income											398	451
Sales	788	$ 793	$ 503	$ 502	465	$ 396	$ 435	$ 428		2,586	1,724	1,625
Gross margin	117	$ 93	$ 57	$ 73	$ 64	$ 39	49	$ 43		340	195	157
Equity Method Investment, Realized Gain (Loss) on Disposal										2	5	19
Dongfeng Visteon Automotive Trim Systems Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds from Sale of Equity Method Investments							$ 20
Equity Method Investment, Ownership Percentage							20.00%
Gain (Loss) on Sale of Equity Investments							$ 5
Yanfeng [Member]
Schedule of Equity Method Investments [Line Items]
Amount recognized in equity earnings in association with deconsolidation gain recognized by an equity investee											$ 27
Equity Method Investment, Ownership Percentage					50.00%						50.00%
Joint venture's share of gain on business acquisition due to obtained control												63
Net sales											$ 8,089	5,171
Gross margin											1,160	782
Net income											334	369
Deconsolidation, Gain (Loss), Amount											54
Gain on Business Acquisition Due to Obtained Control												130
All Other Non-consolidated Affiliates [Member]
Schedule of Equity Method Investments [Line Items]
Net sales											864	1,302
Gross margin											40	130
Net income											64	82
Duckyang Industry Co. Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Net sales											764	802
Yanfeng Visteon Electronics (China) Investment Company [Member]
Schedule of Equity Method Investments [Line Items]
Investments in non-consolidated affiliates	33				$ 48					33	48
Yanfeng Visteon Jinqiao Automotive Trim Systems Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Investments in non-consolidated affiliates	31				38					31	38
Chongqing Changan Visteon Engine Control Systems Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Investments in non-consolidated affiliates	16				16					16	16
OpenSynergy GMBH [Member]
Schedule of Equity Method Investments [Line Items]
Investments in non-consolidated affiliates	7				0					7	0
Changchun FAWAY Auto Electronics Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Investments in non-consolidated affiliates	6				$ 0					6	$ 0
YFVE [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds from Sale of Equity Method Investments										37
Business Combination, Step Acquisition, Equity Interest in Acquiree, Including Subsequent Acquisition, Percentage					51.00%						51.00%		51.00%
Investments in non-consolidated affiliates	0				$ 31					0	$ 31
Sales										$ 344
Duckyang Industry Co. Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Ownership Percentage of Entities Disposed										50.00%
Investments in non-consolidated affiliates	0				29					$ 0	29
Proceeds from sale of equity method investee, including dividends payment										31
Proceeds from Equity Method Investment, Dividends or Distributions										6
All Other Non-consolidated Affiliates [Member]
Schedule of Equity Method Investments [Line Items]
Investments in non-consolidated affiliates	$ 6				$ 3					$ 6	3
Visteon TYC Corporation [Member]
Schedule of Equity Method Investments [Line Items]
Impairment of Long-Lived Assets to be Disposed of									$ 5
Proceeds from business divestitures											$ 17
A former equity investee that was consolidated by Yanfeng effective June1, 2012 [Member]
Schedule of Equity Method Investments [Line Items]
Sales												1,733
Gross margin												$ 278